Revenue from contracts with customers (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from contracts with customers
Schedule of revenue derived from principal activity

	2024	2023	2022
	£’000	£’000	£’000
Sponsorship	177,770	189,496	147,881
Retail, merchandising, apparel & products licensing revenue	125,106	113,390	109,939
Commercial	302,876	302,886	257,820
Domestic competitions	161,713	174,471	140,629
European competitions	53,812	28,504	67,477
Other	6,220	6,120	6,741
Broadcasting	221,745	209,095	214,847
Matchday	137,134	136,420	110,534
	661,755	648,401	583,201

Schedule of revenue derived from entities accounting for more than 10% of revenue

	2024	2023	2022
	£’000	£’000	£’000
Customer A	161,098	178,118	146,114
Customer B	90,051	76,169	76,377
Customer C	<10%	<10%	67,477

Schedule of assets and liabilities related to contracts with customers

Current contract
assets – accrued
revenue
£’000
At 1 July 2022	36,239
Recognized in revenue during the year	53,840
Cash received/amounts invoiced during the year	(46,747)
At 30 June 2023	43,332
Recognized in revenue during the year	49,536
Cash received/amounts invoiced during the year	(53,090)
At 30 June 2024	39,778

	Current contract	Non-current	Total contract
	liabilities –	contract liabilities –	liabilities –
	deferred revenue	deferred revenue	deferred revenue
	£’000	£’000	£’000
At 1 July 2022	(165,847)	(16,697)	(182,544)
Recognized in revenue during the year	170,593	—	170,593
Cash received/amounts invoiced during the year	(164,332)	—	(164,332)
Reclassified during the year	(10,038)	10,038	—
At 30 June 2023	(169,624)	(6,659)	(176,283)
Recognized in revenue during the year	178,853	—	178,853
Cash received/amounts invoiced during the year	(206,545)	—	(206,545)
Reclassified during the year	(1,312)	1,312	—
At 30 June 2024	(198,628)	(5,347)	(203,975)